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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1474

AIM Stock Funds

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)626-1919

Date of fiscal year end: 7/31

Date of reporting period: 10/31/04

Item 1. Schedule of Investments.

AIM Dynamics Fund

Quarterly Schedule of Portfolio Holdings • October 31, 2004

Effective October 15, 2004, INVESCO Dynamics Fund was renamed AIM Dynamics Fund

AIMinvestments.com	I-DYN-QTR-1 10/04	A I M Advisors, Inc.

Schedule of Investments

October 31, 2004

(Unaudited)

	SHARES	MARKET VALUE
Common Stocks & Other Equity Interests—94.38%
Advertising—0.88%
Omnicom Group Inc. (a)	325,600	$25,689,840

Air Freight & Logistics—0.84%
Robinson (C.H.) Worldwide, Inc. (a)	452,200	24,391,668

Apparel Retail—1.41%
Abercrombie & Fitch Co.-Class A	633,300	24,812,694
Ross Stores, Inc.	611,800	16,071,986

		40,884,680

Apparel, Accessories & Luxury Goods—2.35%
Coach, Inc. (b)	637,600	29,731,288
Polo Ralph Lauren Corp.	1,043,700	38,543,841

		68,275,129

Application Software—3.51%
Amdocs Ltd. (United Kingdom) (b)	1,339,600	33,690,940
Intuit Inc. (a) (b)	826,800	37,503,648
Mercury Interactive Corp. (b)	414,300	17,993,049
NAVTEQ Corp. (b)	314,000	12,657,340

		101,844,977

Asset Management & Custody Banks—3.96%
Franklin Resources, Inc. (a)	421,400	25,545,268
Investors Financial Services Corp.	573,100	22,058,619
Legg Mason, Inc. (a)	526,350	33,533,758
T. Rowe Price Group Inc.	605,200	33,752,004

		114,889,649

Biotechnology—1.27%
Genzyme Corp. (b)	424,000	22,247,280
Invitrogen Corp. (b)	253,500	14,677,650

		36,924,930

F-1

	SHARES	MARKET VALUE
Broadcasting & Cable TV—3.07%
EchoStar Communications Corp.-Class A (b)	1,103,600	$34,895,832
Scripps Co. (E.W.) (The)-Class A (a)	436,400	20,825,008
Univision Communications Inc.-Class A (a) (b)	1,079,800	33,430,608

		89,151,448

Casinos & Gaming—1.15%
Station Casinos, Inc.	652,900	33,265,255

Communications Equipment—4.47%
Avaya Inc. (a) (b)	2,495,900	35,940,960
Comverse Technology, Inc. (a) (b)	1,956,400	40,380,096
Corning Inc. (b)	2,092,500	23,959,125
Juniper Networks, Inc. (a) (b)	599,000	15,939,390
Scientific-Atlanta, Inc.	500,800	13,716,912

		129,936,483

Computer Hardware—0.88%
PalmOne, Inc. (a) (b)	882,400	25,563,128

Computer Storage & Peripherals—0.77%
Storage Technology Corp. (b)	831,400	22,464,428

Construction & Engineering—0.54%
Chicago Bridge & Iron Co. N.V.-New York Share (Netherlands) (a)	502,300	15,546,185

Construction & Farm Machinery & Heavy Trucks—1.21%
Cummins Inc. (a)	302,500	21,199,200
PACCAR Inc. (a)	203,250	14,087,257

		35,286,457

Consumer Electronics—1.33%
Garmin Ltd. (Cayman Islands) (a)	772,200	38,610,000

Consumer Finance—0.59%
Providian Financial Corp. (a) (b)	1,109,300	17,249,615

Data Processing & Outsourced Services—4.08%
Alliance Data Systems Corp. (b)	678,700	28,695,436
DST Systems, Inc. (b)	980,400	43,970,940
Iron Mountain Inc. (b)	877,800	29,011,290
Paychex, Inc.	512,500	16,806,925

		118,484,591

F-2

	SHARES	MARKET VALUE
Department Stores—1.01%
Kohl’s Corp. (b)	578,600	$29,369,736

Diversified Commercial Services—2.62%
Apollo Group, Inc.-Class A (b)	171,550	11,322,300
Career Education Corp. (b)	443,900	13,925,143
Cintas Corp.	599,500	25,862,430
Corrections Corp. of America (b)	716,550	24,900,112

		76,009,985

Electrical Components & Equipment—0.60%
Cooper Industries, Ltd.-Class A (Bermuda)	271,600	17,355,240

Electronic Equipment Manufacturers—1.13%
Amphenol Corp.-Class A (b)	955,600	32,805,748

Employment Services—2.36%
Manpower Inc.	1,046,800	47,367,700
Robert Half International Inc. (a)	800,000	21,224,000

		68,591,700

Environmental Services—2.22%
Republic Services, Inc. (a)	1,397,100	43,030,680
Stericycle, Inc. (a) (b)	470,800	21,341,364

		64,372,044

General Merchandise Stores—0.78%
Dollar General Corp.	1,174,100	22,601,425

Health Care Distributors—1.00%
Henry Schein, Inc. (b)	458,200	28,971,986

Health Care Equipment—3.50%
INAMED Corp. (b)	360,000	19,134,000
Kinetic Concepts, Inc. (a) (b)	388,200	19,344,006
Nobel Biocare Holding A.G. (Switzerland) (c)	123,200	20,220,405
Waters Corp. (a) (b)	664,000	27,416,560
Zimmer Holdings, Inc. (b)	200,000	15,518,000

		101,632,971

Health Care Services—2.22%
Caremark Rx, Inc. (b)	1,122,300	33,635,331
Express Scripts, Inc. (a) (b)	480,100	30,726,400

		64,361,731

F-3

	SHARES	MARKET VALUE
Health Care Supplies—0.50%
Cooper Cos., Inc. (The)	205,000	$14,421,750

Homebuilding—0.92%
Pulte Homes, Inc.	484,300	26,578,384

Hotels, Resorts & Cruise Lines—4.11%
Hilton Hotels Corp. (a)	2,241,400	44,603,860
Royal Caribbean Cruises Ltd. (Liberia) (a)	801,300	37,340,580
Starwood Hotels & Resorts Worldwide, Inc.	783,400	37,391,682

		119,336,122

Hypermarkets & Super Centers—1.04%
BJ’s Wholesale Club, Inc. (b)	1,043,700	30,298,611

Industrial Machinery—1.98%
Eaton Corp. (a)	442,500	28,297,875
Ingersoll-Rand Co.-Class A (Bermuda)	427,400	29,251,256

		57,549,131

Insurance Brokers—0.62%
Willis Group Holdings Ltd. (Bermuda) (a)	500,000	17,975,000

Integrated Oil & Gas—1.27%
Murphy Oil Corp.	461,100	36,897,222

Internet Retail—0.35%
Priceline.com Inc. (a) (b)	512,900	10,227,226

Internet Software & Services—2.51%
Ask Jeeves, Inc. (a) (b)	555,000	14,307,900
VeriSign, Inc. (a) (b)	2,178,500	58,449,155

		72,757,055

Investment Companies - Exchange Traded Funds—0.84%
iShares Nasdaq Biotechnology Index Fund (b)	360,000	24,530,400

Managed Health Care—1.99%
Aetna Inc.	309,100	29,364,500
Anthem, Inc. (a) (b)	353,800	28,445,520

		57,810,020

F-4

	SHARES	MARKET VALUE
Multi-Line Insurance—0.11%
Quanta Capital Holdings Ltd. (Bermuda) (b)	355,000	$3,195,000

Office Electronics—0.59%
Zebra Technologies Corp.-Class A (a) (b)	324,150	17,176,709

Oil & Gas Equipment & Services—2.64%
BJ Services Co.	333,100	16,988,100
Smith International, Inc. (b)	774,700	44,994,576
Weatherford International Ltd. (Bermuda) (a) (b)	278,400	14,549,184

		76,531,860

Oil & Gas Exploration & Production—1.43%
Talisman Energy Inc. (Canada)	1,548,400	41,605,508

Oil & Gas Refining, Marketing & Transportation—1.08%
Williams Cos., Inc. (The)	2,499,200	31,264,992

Pharmaceuticals—3.39%
MGI Pharma, Inc. (b)	600,000	16,002,000
Sepracor Inc. (b)	300,000	13,779,000
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)	1,400,000	39,760,000
Valeant Pharmaceuticals International (a)	1,208,900	29,013,600

		98,554,600

Real Estate—2.85%
Friedman, Billings, Ramsey Group, Inc.-Class A	1,474,000	25,264,360
KKR Financial Corp. (Acquired 08/05/04; Cost $30,000,000) (b)(d)	3,000,000	30,750,000
New Century Financial Corp.	486,900	26,852,535

		82,866,895

Regional Banks—1.17%
Zions Bancorp. (a)	514,600	34,051,082

Semiconductor Equipment—1.57%
KLA-Tencor Corp. (a) (b)	362,400	16,500,072
Novellus Systems, Inc. (a) (b)	1,117,800	28,962,198

		45,462,270

Semiconductors—3.06%
Altera Corp. (b)	1,012,600	23,016,398
Microchip Technology Inc. (a)	1,141,615	34,533,854
National Semiconductor Corp. (a) (b)	1,882,700	31,441,090

		88,991,342

F-5

	SHARES	MARKET VALUE
Specialized Finance—0.62%
Moody’s Corp.	232,400	$18,083,044

Specialty Chemicals—1.61%
Ecolab Inc. (a)	467,200	15,814,720
Rohm & Haas Co.	729,700	30,931,983

		46,746,703

Specialty Stores—1.88%
Advance Auto Parts, Inc. (b)	529,800	20,725,776
Staples, Inc.	1,140,800	33,927,392

		54,653,168

Systems Software—1.56%
Novell, Inc. (b)	4,391,000	31,571,290
Symantec Corp. (a) (b)	239,900	13,659,906

		45,231,196

Technology Distributors—0.94%
CDW Corp.	440,000	27,293,200

Trading Companies & Distributors—0.93%
Fastenal Co. (a)	491,700	27,156,591

Trucking—0.42%
Sirva Inc. (a) (b)	508,300	12,199,200

Wireless Telecommunication Services—2.65%
American Tower Corp.-Class A (b)	2,023,400	34,782,246
Nextel Partners, Inc.-Class A (a) (b)	1,493,850	25,156,434
SpectraSite, Inc. (b)	332,200	17,041,860

		76,980,540

Total Common Stocks & Other Equity Interests (Cost $2,366,458,256)		2,740,955,850

	NUMBER OF CONTRACTS	EXERCISE PRICE	EXPIRATION DATE
Put Options Purchased—0.04%
Murphy Oil Corp. (Integrated Oil & Gas)	4,611	$80	Nov-04	1,072,058
Talisman Energy Inc. (Oil & Gas Exploration & Production)	15,484	22.50	Nov-04	77,420

Total Put Options Purchased (Cost $1,847,885)				1,149,478

F-6

	SHARES	MARKET VALUE
Money Market Funds—2.10%
Premier Portfolio (Cost $60,895,639) (e)	60,895,639	$60,895,639

TOTAL INVESTMENTS—96.52% (excluding investments purchased with cash collateral from securities loaned) (Cost $2,429,201,780)		2,803,000,967

Investments Purchased with Cash Collateral from Securities Loaned
Money Market Funds—3.48%
Premier Portfolio (e) (f)	100,975,535	100,975,535

Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $100,975,535)		100,975,535

TOTAL INVESTMENTS—100.00% (Cost $2,530,177,315)		$2,903,976,502

Investment Abbreviations:

ADR	American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(b)	Non-income producing security.
(c)	In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 0.70% of the Fund’s Total Investments. See Note 1A.
(d)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at October 31, 2004 represented 1.06% of the Fund’s Total Investments. This security is considered to be illiquid.
(e)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(f)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

F-7

Notes to Quarterly Schedule of Portfolio Holdings

October 31, 2004

(Unaudited)

Note 1 – Significant Accounting Policies

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

F-8

A.	Security Valuations (continued)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Foreign Currency Translations – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Foreign Currency Contracts – A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E.	Put Options – The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a

F-9

E.	Put Options (continued)

minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Note 2 – Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 07/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 10/31/04	Dividend Income	Realized Gain (Loss)
Premier Portfolio	$154,798,045	$363,594,162	$(457,496,568)	$—	$60,895,639	$282,069	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 07/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 10/31/04	Dividend Income *	Realized Gain (Loss)
Premier Portfolio	$21,329,950	$403,643,356	$(323,997,771)	$—	$100,975,535	$137,662	$—

Total	$176,127,995	$767,237,518	$(781,494,339)	$—	$161,871,174	$419,731	$—

*	Dividend income is net of income rebate paid to security lending counterparties.

Note 3 – Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At October 31, 2004, securities with an aggregate value of $98,481,397 were on loan to brokers. The loans were secured by cash collateral of $100,975,535 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $137,662 for securities lending transactions.

F-10

Note 4 – Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $665,836,965 and $970,029,053, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$441,255,740
Aggregate unrealized (depreciation) of investment securities	(68,896,965)

Net unrealized appreciation of investment securities	$372,358,775

Cost of investments for tax purposes is $2,531,617,727.

F-11

AIM Mid Cap Stock Fund

Quarterly Schedule of Portfolio - October 31, 2004

Effective October 15, 2004, INVESCO Mid Cap Growth Fund

was renamed AIM Mid Cap Stock Fund

AIMinvestments.com	I-MCS-QTR-1 10/04	A I M Advisors, Inc.

Schedule of Investments

October 31, 2004

(Unaudited)

		SHARES	MARKET VALUE
Common Stocks & Other Equity
Interests—5.62%
Advertising—0.96%
Omnicom Group Inc.		2,900	$228,810

Aerospace & Defense—1.39%
L-3 Communications Holdings, Inc.		5,000	329,650

Air Freight & Logistics—1.82%
Robinson (C.H.) Worldwide, Inc.		8,001	431,574

Apparel, Accessories & Luxury Goods—1.40%
Polo Ralph Lauren Corp.		9,000	332,370

Application Software—4.43%
Amdocs Ltd. (United Kingdom)	(a)	11,800	296,770

Autodesk, Inc.		5,200	274,300

Intuit Inc.	(a)	5,300	240,408

Mercury Interactive Corp.	(a)	3,100	134,633

NAVTEQ Corp.	(a)	2,600	104,806

			1,050,917

Asset Management & Custody Banks—2.64%
Calamos Asset Management, Inc.-Class A	(a)	7,400	144,300

Legg Mason, Inc.		3,975	253,247

T. Rowe Price Group Inc.		4,100	228,657

			626,204

Biotechnology—0.91%
Genzyme Corp.	(a)	4,100	215,127

Broadcasting & Cable TV—2.70%
EchoStar Communications Corp.-Class A	(a)	7,450	235,569

Scripps Co. (E.W.) (The)-Class A		4,000	190,880

Univision Communications Inc.-Class A	(a)	6,900	213,624

			640,073

Building Products—0.74%
American Standard Cos. Inc.	(a)	4,800	175,536

Casinos & Gaming—1.97%
Scientific Games Corp.-Class A	(a)	10,800	228,744

Station Casinos, Inc.		4,700	239,465

			468,209

F-1

		SHARES	MARKET VALUE
Communications Equipment—3.25%
Avaya Inc.	(a)	19,100	$275,040

Harris Corp.		4,300	264,579

Juniper Networks, Inc.	(a)	4,600	122,406

Scientific-Atlanta, Inc.		4,000	109,560

			771,585

Computer Hardware—0.85%
PalmOne, Inc.	(a)	7,000	202,790

Computer Storage & Peripherals—1.48%
Emulex Corp.	(a)	10,800	113,508

Storage Technology Corp.	(a)	8,800	237,776

			351,284

Construction & Farm Machinery & Heavy Trucks—0.69%
PACCAR Inc.		2,350	162,878

Consumer Electronics—1.22%
Garmin Ltd. (Cayman Islands)		5,800	290,000

Data Processing & Outsourced Services—4.05%
Alliance Data Systems Corp.	(a)	5,400	228,312

CSG Systems International, Inc.	(a)	10,400	174,824

DST Systems, Inc.	(a)	6,400	287,040

Iron Mountain Inc.	(a)	8,250	272,663

			962,839

Department Stores—1.00%
Kohl’s Corp.	(a)	4,700	238,572

Distillers & Vintners—0.86%
Constellation Brands, Inc.-Class A	(a)	5,200	203,996

Diversified Commercial Services—2.94%
Apollo Group, Inc.-Class A	(a)	3,015	198,990

Cintas Corp.		6,500	280,410

Corrections Corp. of America	(a)	6,300	218,925

			698,325

Drug Retail—0.60%
Shoppers Drug Mart Corp. (Canada)	(a)	4,700	142,980

Electronic Equipment Manufacturers—1.21%
Amphenol Corp.-Class A	(a)	8,400	288,372

F-2

		SHARES	MARKET VALUE
Electronic Manufacturing Services—0.52%
Benchmark Electronics, Inc.	(a)	3,600	$122,292

Employment Services—0.67%
Robert Half International Inc.		6,000	159,180

Environmental Services—2.08%
Republic Services, Inc.		8,800	271,040

Stericycle, Inc.	(a)	4,900	222,117

			493,157

General Merchandise Stores—1.05%
Dollar General Corp.		13,000	250,250

Health Care Distributors—1.33%
Henry Schein, Inc.	(a)	5,000	316,150

Health Care Equipment—4.79%
Bio-Rad Laboratories-Class A	(a)	4,100	213,282

Biomet, Inc.		4,700	219,396

Fisher Scientific International Inc.	(a)	4,200	240,912

Kinetic Concepts, Inc.	(a)	4,100	204,303

Waters Corp.	(a)	6,300	260,127

			1,138,020

Health Care Facilities—0.90%
Community Health Systems Inc.	(a)	8,000	214,560

Health Care Services—3.11%
Caremark Rx, Inc.	(a)	9,800	293,706

Covance Inc.	(a)	5,400	214,488

Express Scripts, Inc.	(a)	3,600	230,400

			738,594

Homebuilding—0.92%
Pulte Homes, Inc.		4,000	219,520

Hotels, Resorts & Cruise Lines—2.42%
Hilton Hotels Corp.		17,600	350,240

Royal Caribbean Cruises Ltd. (Liberia)		4,800	223,680

			573,920

Housewares & Specialties—1.26%
Jarden Corp.	(a)	8,500	298,520

Hypermarkets & Super Centers—1.05%
BJ’s Wholesale Club, Inc.	(a)	8,600	249,658

F-3

		SHARES	MARKET VALUE
Industrial Gases—0.95%
Praxair, Inc.		5,350	$225,770

Industrial Machinery—2.33%
Donaldson Co., Inc.		10,630	315,711

Eaton Corp.		3,700	236,615

			552,326

Insurance Brokers—1.03%
Willis Group Holdings Ltd. (Bermuda)		6,800	244,460

Integrated Oil & Gas—1.65%
Murphy Oil Corp.		4,900	392,098

Internet Software & Services—2.70%
Ask Jeeves, Inc.	(a)	5,200	134,056

VeriSign, Inc.	(a)	18,900	507,087

			641,143

Investment Companies-Exchange Traded Funds—1.29%
iShares Nasdaq Biotechnology Index Fund-Institutional Shares	(a)	4,500	306,630

Managed Health Care—0.78%
Anthem, Inc.	(a)	2,300	184,920

Metal & Glass Containers—1.00%
Ball Corp.		5,950	237,108

Multi-Line Insurance—0.67%
Quanta Capital Holdings Ltd. (Bermuda)	(a)	17,800	160,200

Multi-Utilities & Unregulated Power—0.97%
Questar Corp.		4,800	230,400

Oil & Gas Equipment & Services—2.70%
Smith International, Inc.	(a)	6,800	394,944

Weatherford International Ltd. (Bermuda)	(a)	4,700	245,622

			640,566

Oil & Gas Exploration & Production—0.98%
XTO Energy Inc.		7,000	233,660

Packaged Foods & Meats—0.81%
Flowers Foods, Inc.		7,600	192,736

F-4

		SHARES	MARKET VALUE
Pharmaceuticals—1.32%
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)		11,000	$312,400

Real Estate—2.51%
Friedman, Billings, Ramsey Group, Inc. Investment Trust-Class A		10,900	186,826

KKR Financial Corp. (Acquired 08/08/04; Cost $201,000)	(a)(b)	20,100	206,025

New Century Financial Corp.		3,700	204,055

			596,906

Real Estate Management & Development—1.17%
CB Richard Ellis Group, Inc.-Class A	(a)	10,700	277,130

Regional Banks—0.95%
Zions Bancorp.		3,400	224,978

Restaurants—0.73%
Ruby Tuesday, Inc.		7,000	172,900

Semiconductor Equipment—1.44%
KLA-Tencor Corp.	(a)	5,200	236,756

Novellus Systems, Inc.	(a)	4,100	106,231

			342,987

Semiconductors—3.15%
ATI Technologies Inc. (Canada)	(a)	6,800	122,740

Linear Technology Corp.		7,970	301,904

Microchip Technology Inc.		10,725	324,431

			749,075

Specialized Finance—0.46%
Moody’s Corp.		1,400	108,934

Specialty Stores—1.99%
Advance Auto Parts, Inc.	(a)	3,700	144,744

Staples, Inc.		11,000	327,140

			471,884

Systems Software—0.48%
Symantec Corp.	(a)	2,000	113,880

Technology Distributors—1.65%
CDW Corp.		6,300	390,789

Thrifts & Mortgage Finance—0.79%
Radian Group Inc.		3,900	186,927

F-5

		SHARES			MARKET VALUE
Trading Companies & Distributors—0.78%
Fastenal Co.		3,375			$186,401

Wireless Telecommunication Services—3.13%
Nextel Partners, Inc.-Class A	(a)	16,400			276,176

NII Holdings Inc.	(a)	5,200			230,204

SpectraSite, Inc.	(a)	4,600			235,980

					742,360

Total Common Stocks & Other Equity Interests (Cost $20,262,972)					22,705,480

		NUMBER OF CONTRACTS	EXERCISE PRICE	EXPIRATION DATE
Options Purchased—0.05%
Puts–0.05%
Murphy Oil Corp. (Integrated Oil & Gas)		49	$80.00	Nov-04	11,392

XTO Energy Inc. (Oil & Gas Exploration & Production)		70	30.00	Nov-04	1,225

					12,617

Total Options Purchased (Cost $19,886)					12,617

		SHARES
Money Market Funds—4.33%
Premier Portfolio (Cost $1,026,723)	(c)	1,026,723			1,026,723

TOTAL INVESTMENTS—100.00% (Cost $21,309,581)					$23,744,820

Investment Abbreviations:

ADR	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at October 31, 2004 represented 0.87% of the Fund's Total Investments. This security is considered to be illiquid.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

F-6

Notes to Quarterly Schedule of Portfolio Holdings

October 31, 2004

(Unaudited)

Note 1 – Significant Accounting Policies

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to

F-7

A.	Security Valuations (continued)

reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Foreign Currency Translations – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Foreign Currency Contracts – A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E.

Put Options – The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a

F-8

E.	Put Options (continued)

minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Note 2 – Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 07/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 10/31/04	Dividend Income	Realized Gain (Loss)
Premier Portfolio	$674,355	$3,710,716	$(3,358,348)	$—	$1,026,723	$4,033	$—

Note 3 – Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $5,592,367 and $2,900,755, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,799,647

Aggregate unrealized (depreciation) of investment securities	(465,076)

Net unrealized appreciation of investment securities	$2,334,571

Cost of investments for tax purposes is $21,410,249.

F-9

AIM S&P 500 Index Fund

Quarterly Schedule of Portfolio Holdings • October 31, 2004

Effective October 15, 2004, INVESCO S&P 500 Index Fund

was renamed AIM S&P 500 Index Fund

AIMinvestments.com	I-SPI-QTR-1 10/04	A I M Advisors, Inc.

Schedule of Investments

October 31, 2004

(Unaudited)

	SHARES	MARKET VALUE
Common Stocks & Other Equity Interests—95.57%
Advertising—0.18%
Interpublic Group of Cos., Inc. (The) (a)	9,301	$114,030
Omnicom Group Inc.	4,110	324,279

		438,309

Aerospace & Defense—1.89%
Boeing Co. (The)	18,432	919,757
General Dynamics Corp.	4,389	448,205
Goodrich Corp.	2,578	79,480
Honeywell International Inc.	18,874	635,676
Lockheed Martin Corp.	9,768	538,119
Northrop Grumman Corp.	7,878	407,686
Raytheon Co.	9,923	361,991
Rockwell Collins, Inc.	3,914	138,830
United Technologies Corp.	11,233	1,042,647

		4,572,391

Agricultural Products—0.11%
Archer-Daniels-Midland Co.	14,314	277,262

Air Freight & Logistics—1.09%
FedEx Corp.	6,595	600,936
Ryder System, Inc.	1,422	71,242
United Parcel Service, Inc.-Class B	24,688	1,954,796

		2,626,974

Airlines—0.12%
Delta Air Lines, Inc. (a)	2,807	15,298
Southwest Airlines Co.	17,311	272,994

		288,292

Aluminum—0.26%
Alcoa Inc.	19,085	620,262

Apparel Retail—0.38%
Gap, Inc. (The)	19,854	396,683
Limited Brands	10,329	255,953
TJX Cos., Inc. (The)	10,731	257,329

		909,965

Apparel, Accessories & Luxury Goods—0.21%
Coach, Inc. (a)	4,124	192,302
Jones Apparel Group, Inc.	2,770	97,781
Liz Claiborne, Inc.	2,364	96,640
V. F. Corp.	2,407	129,569

		516,292

	SHARES	MARKET VALUE
Application Software—0.35%
Autodesk, Inc.	2,473	$130,451
Citrix Systems, Inc. (a)	3,730	90,005
Compuware Corp. (a)	8,429	48,804
Intuit Inc. (a)	4,197	190,376
Mercury Interactive Corp. (a)	2,020	87,729
Parametric Technology Corp. (a)	5,945	30,855
PeopleSoft, Inc. (a)	8,082	167,863
Siebel Systems, Inc. (a)	11,118	105,621

		851,704

Asset Management & Custody Banks—0.83%
Bank of New York Co., Inc. (The)	17,073	554,190
Federated Investors, Inc.-Class B	2,382	69,054
Franklin Resources, Inc.	5,469	331,531
Janus Capital Group Inc.	5,277	80,474
Mellon Financial Corp.	9,304	268,886
Northern Trust Corp.	4,832	205,553
State Street Corp.	7,382	332,559
T. Rowe Price Group Inc.	2,793	155,766

		1,998,013

Auto Parts & Equipment—0.17%
Dana Corp.	3,262	48,636
Delphi Corp.	12,286	103,325
Johnson Controls, Inc.	4,164	238,805
Visteon Corp.	2,866	20,377

		411,143

Automobile Manufacturers—0.41%
Ford Motor Co.	40,164	523,337
General Motors Corp.	12,375	477,056

		1,000,393

Biotechnology—1.23%
Amgen Inc. (a)	27,774	1,577,563
Applera Corp.-Applied Biosystems Group	4,424	84,410
Biogen Idec Inc. (a)	7,446	433,059
Chiron Corp. (a)	4,140	134,219
Genzyme Corp. (a)	5,006	262,665
Gilead Sciences, Inc. (a)	9,454	327,392
MedImmune, Inc. (a)	5,428	154,264

		2,973,572

Brewers—0.39%
Anheuser-Busch Cos., Inc.	17,588	878,521
Coors (Adolph) Co.-Class B	820	54,694

		933,215

Broadcasting & Cable TV—0.87%
Clear Channel Communications, Inc.	12,955	432,697
Comcast Corp.-Class A (a)	49,054	1,447,093
Univision Communications Inc.-Class A (a)	7,072	218,949

		2,098,739

	SHARES	MARKET VALUE
Building Products—0.21%
American Standard Cos. Inc. (a)	4,714	$172,391
Masco Corp.	9,501	325,504

		497,895

Casinos & Gaming—0.16%
Harrah’s Entertainment, Inc.	2,472	144,661
International Game Technology	7,547	249,353

		394,014

Commercial Printing—0.06%
Donnelley (R.R.) & Sons Co.	4,799	150,929

Communications Equipment—2.71%
ADC Telecommunications, Inc. (a)	17,793	39,323
Andrew Corp. (a)	3,482	48,678
Avaya Inc. (a)	9,938	143,107
CIENA Corp. (a)	12,544	30,984
Cisco Systems, Inc. (a)	148,470	2,852,109
Comverse Technology, Inc. (a)	4,329	89,351
Corning Inc. (a)	30,601	350,381
JDS Uniphase Corp. (a)	31,599	100,169
Lucent Technologies Inc. (a)	94,628	335,929
Motorola, Inc.	51,877	895,397
QUALCOMM Inc.	35,742	1,494,373
Scientific-Atlanta, Inc.	3,344	91,592
Tellabs, Inc. (a)	9,108	72,864

		6,544,257

Computer & Electronics Retail—0.25%
Best Buy Co., Inc.	7,119	421,587
Circuit City Stores, Inc.	4,359	70,834
RadioShack Corp.	3,498	104,695

		597,116

Computer Hardware—3.06%
Apple Computer, Inc. (a)	8,517	447,398
Dell Inc. (a)	54,820	1,921,989
Gateway, Inc. (a)	8,211	48,034
Hewlett-Packard Co.	66,311	1,237,363
International Business Machines Corp.	36,783	3,301,274
NCR Corp. (a)	2,074	116,870
Sun Microsystems, Inc. (a)	73,034	330,844

		7,403,772

Computer Storage & Peripherals—0.49%
EMC Corp. (a)	52,802	679,562
Lexmark International, Inc.-Class A (a)	2,847	236,614
Network Appliance, Inc. (a)	7,853	192,163
QLogic Corp. (a)	2,027	65,877

		1,174,216

Construction & Engineering—0.04%
Fluor Corp.	1,831	85,032

	SHARES	MARKET VALUE
Construction & Farm Machinery & Heavy Trucks—0.54%
Caterpillar Inc.	7,525	$606,063
Cummins Inc.	972	68,118
Deere & Co.	5,456	326,160
Navistar International Corp. (a)	1,510	52,170
PACCAR Inc.	3,810	264,071

		1,316,582

Construction Materials—0.05%
Vulcan Materials Co.	2,230	111,009

Consumer Finance—1.29%
American Express Co.	27,838	1,477,363
Capital One Financial Corp.	5,302	391,076
MBNA Corp.	28,020	718,153
Providian Financial Corp. (a)	6,465	100,531
SLM Corp.	9,572	433,229

		3,120,352

Data Processing & Outsourced Services—1.09%
Affiliated Computer Services, Inc.-Class A (a)	2,809	153,231
Automatic Data Processing, Inc.	12,826	556,520
Computer Sciences Corp. (a)	4,143	205,783
Convergys Corp. (a)	3,141	40,864
Electronic Data Systems Corp.	11,250	239,287
First Data Corp.	18,828	777,220
Fiserv, Inc. (a)	4,267	151,649
Paychex, Inc.	8,278	271,469
Sabre Holdings Corp.-Class A	2,972	63,928
SunGard Data Systems Inc. (a)	6,301	166,913

		2,626,864

Department Stores—0.54%
Dillards, Inc.-Class A	1,827	37,435
Federated Department Stores, Inc.	3,964	199,984
J.C. Penney Co., Inc.	6,327	218,851
Kohl’s Corp. (a)	7,502	380,802
May Department Stores Co. (The)	6,374	166,106
Nordstrom, Inc.	3,082	133,081
Sears, Roebuck & Co.	4,664	163,240

		1,299,499

Distillers & Vintners—0.05%
Brown-Forman Corp.-Class B	2,661	119,479

Distributors—0.06%
Genuine Parts Co.	3,815	152,180

Diversified Banks—3.74%
Bank of America Corp.	89,280	3,998,851
Comerica Inc.	3,762	231,401
U.S. Bancorp	41,265	1,180,592
Wachovia Corp.	28,736	1,414,099
Wells Fargo & Co.	37,099	2,215,552

		9,040,495

	SHARES	MARKET VALUE
Diversified Chemicals—0.95%
Dow Chemical Co. (The)	20,644	$927,741
E. I. du Pont de Nemours & Co.	21,925	939,925
Eastman Chemical Co.	1,696	80,509
Engelhard Corp.	2,751	77,853
Hercules Inc. (a)	2,432	34,729
PPG Industries, Inc.	3,754	239,317

		2,300,074

Diversified Commercial Services—0.50%
Apollo Group, Inc.-Class A (a)	4,244	280,104
Cendant Corp.	23,180	477,276
Cintas Corp.	3,751	161,818
Deluxe Corp.	1,108	42,204
Equifax Inc.	2,949	77,116
H&R Block, Inc.	3,619	172,083
		1,210,601
Diversified Metals & Mining—0.13%
Freeport-McMoRan Copper & Gold, Inc.-Class B	3,880	140,534
Phelps Dodge Corp.	2,063	180,595

		321,129

Drug Retail—0.49%
CVS Corp.	8,794	382,187
Walgreen Co.	22,476	806,664

		1,188,851

Electric Utilities—1.98%
Allegheny Energy, Inc. (a)	3,003	54,985
Ameren Corp.	4,264	204,672
American Electric Power Co., Inc.	8,662	285,240
CenterPoint Energy, Inc.	6,712	70,543
Cinergy Corp.	3,942	155,788
Consolidated Edison, Inc.	5,301	230,328
DTE Energy Co.	3,802	162,383
Edison International	7,144	217,892
Entergy Corp.	4,982	325,624
Exelon Corp.	14,488	574,015
FirstEnergy Corp.	7,233	298,940
FPL Group, Inc.	4,067	280,216
Pacific Gas & Electric Co. (a)	8,803	282,048
Pinnacle West Capital Corp.	2,001	85,283
PPL Corp.	4,130	214,760
Progress Energy, Inc.	5,404	223,185
Southern Co. (The)	16,208	512,011
TECO Energy, Inc.	4,342	60,788
TXU Corp.	6,516	398,910
Xcel Energy, Inc.	8,745	149,539

		4,787,150

Electrical Components & Equipment—0.41%
American Power Conversion Corp.	4,354	83,945
Cooper Industries, Ltd.-Class A (Bermuda)	2,078	132,784
Emerson Electric Co.	9,225	590,861

	SHARES	MARKET VALUE
Electrical Components & Equipment-(Continued)
Power-One, Inc. (a)	1,826	$12,819
Rockwell Automation, Inc.	4,046	168,678

		989,087

Electronic Equipment Manufacturers—0.17%
Agilent Technologies, Inc. (a)	10,662	267,190
Symbol Technologies, Inc.	5,272	77,446
Tektronix, Inc.	2,024	61,388

		406,024

Electronic Manufacturing Services—0.18%
Jabil Circuit, Inc. (a)	4,385	106,599
Molex Inc.	4,175	123,455
Sanmina-SCI Corp. (a)	11,479	91,832
Solectron Corp. (a)	21,136	110,330

		432,216

Employment Services—0.07%
Monster Worldwide Inc. (a)	2,578	72,313
Robert Half International Inc.	3,754	99,594

		171,907

Environmental Services—0.17%
Allied Waste Industries, Inc. (a)	7,023	57,308
Waste Management, Inc.	12,753	363,205

		420,513

Fertilizers & Agricultural Chemicals—0.10%
Monsanto Co.	5,863	250,643

Food Distributors—0.19%
Sysco Corp.	14,016	452,296

Food Retail—0.29%
Albertson’s, Inc.	8,046	183,529
Kroger Co. (The) (a)	16,238	245,356
Safeway Inc. (a)	9,801	178,770
SUPERVALU INC.	2,947	86,907
Winn-Dixie Stores, Inc.	3,108	10,692

		705,254

Footwear—0.21%
NIKE, Inc.-Class B	5,770	469,159
Reebok International Ltd.	1,291	47,767

		516,926

Forest Products—0.16%
Louisiana-Pacific Corp.	2,422	59,363
Weyerhaeuser Co.	5,257	329,298

		388,661

Gas Utilities—0.14%
KeySpan Corp.	3,488	139,346
Nicor Inc.	965	36,207

	SHARES	MARKET VALUE
Gas Utilities-(Continued)
NiSource Inc.	5,755	$123,445
Peoples Energy Corp.	816	34,908

		333,906

General Merchandise Stores—0.53%
Big Lots, Inc. (a)	2,563	31,756
Dollar General Corp.	7,226	139,100
Family Dollar Stores, Inc.	3,674	108,567
Target Corp.	19,835	992,147

		1,271,570

Gold—0.19%
Newmont Mining Corp.	9,711	461,467

Health Care Distributors—0.31%
AmerisourceBergen Corp.	2,461	135,453
Cardinal Health, Inc.	9,434	441,039
McKesson Corp.	6,417	171,077

		747,569

Health Care Equipment—2.14%
Bard (C.R.), Inc.	2,301	130,697
Baxter International Inc.	13,535	416,337
Becton, Dickinson & Co.	5,501	288,802
Biomet, Inc.	5,576	260,288
Boston Scientific Corp. (a)	18,492	652,768
Fisher Scientific International Inc. (a)	2,523	144,719
Guidant Corp.	6,906	460,078
Hospira, Inc. (a)	3,428	109,387
Medtronic, Inc.	26,556	1,357,277
PerkinElmer, Inc.	2,781	57,122
St. Jude Medical, Inc. (a)	3,885	297,474
Stryker Corp.	8,810	379,623
Thermo Electron Corp. (a)	3,584	103,936
Waters Corp. (a)	2,619	108,139
Zimmer Holdings, Inc. (a)	5,380	417,434

		5,184,081

Health Care Facilities—0.28%
HCA, Inc.	10,597	389,228
Health Management Associates, Inc.-Class A	5,327	110,056
Manor Care, Inc.	1,959	64,138
Tenet Healthcare Corp. (a)	10,192	109,258

		672,680

Health Care Services—0.44%
Caremark Rx, Inc. (a)	10,231	306,623
Express Scripts, Inc. (a)	1,700	108,800
IMS Health Inc.	5,150	109,077
Laboratory Corp. of America Holdings (a)	3,065	140,377
Medco Health Solutions, Inc. (a)	5,974	202,578
Quest Diagnostics Inc.	2,236	195,739

		1,063,194

	SHARES	MARKET VALUE
Health Care Supplies—0.05%
Bausch & Lomb Inc.	1,167	$71,140
Millipore Corp. (a)	1,070	49,209

		120,349

Home Entertainment Software—0.12%
Electronic Arts Inc. (a)	6,655	298,943

Home Furnishings—0.05%
Leggett & Platt, Inc.	4,209	118,399

Home Improvement Retail—1.27%
Home Depot, Inc. (The)	48,208	1,980,385
Lowe’s Cos., Inc.	17,118	963,401
Sherwin-Williams Co. (The)	3,138	134,055

		3,077,841

Homebuilding—0.16%
Centex Corp.	2,713	140,913
KB HOME	1,023	84,142
Pulte Homes, Inc.	2,778	152,457

		377,512

Hotels, Resorts & Cruise Lines—0.56%
Carnival Corp. (Panama)	13,900	702,784
Hilton Hotels Corp.	8,420	167,558
Marriott International, Inc.-Class A	5,045	274,902
Starwood Hotels & Resorts Worldwide, Inc.	4,570	218,126

		1,363,370

Household Appliances—0.15%
Black & Decker Corp. (The)	1,759	141,213
Maytag Corp.	1,722	29,963
Snap-on Inc.	1,277	37,518
Stanley Works (The)	1,777	79,112
Whirlpool Corp.	1,457	85,599

		373,405

Household Products—1.77%
Clorox Co. (The)	4,677	255,364
Colgate-Palmolive Co.	11,679	521,117
Kimberly-Clark Corp.	10,858	647,897
Procter & Gamble Co. (The)	55,821	2,856,919

		4,281,297

Housewares & Specialties—0.15%
Fortune Brands, Inc.	3,162	230,257
Newell Rubbermaid Inc.	6,017	129,727

		359,984

Hypermarkets & Super Centers—2.28%
Costco Wholesale Corp.	10,147	486,447
Wal-Mart Stores, Inc.	93,157	5,023,025

		5,509,472

	SHARES	MARKET VALUE
Industrial Conglomerates—4.48%
3M Co.	17,185	$1,333,040
General Electric Co.	231,840	7,910,381
Textron Inc.	3,042	207,312
Tyco International Ltd. (Bermuda)	44,109	1,373,995

		10,824,728

Industrial Gases—0.23%
Air Products & Chemicals, Inc.	4,983	264,996
Praxair, Inc.	7,130	300,886

		565,882

Industrial Machinery—0.86%
Crane Co.	1,303	36,315
Danaher Corp.	6,749	372,072
Dover Corp.	4,455	174,948
Eaton Corp.	3,325	212,634
Illinois Tool Works Inc.	6,636	612,370
Ingersoll-Rand Co.-Class A (Bermuda)	3,797	259,867
ITT Industries, Inc.	2,023	164,146
Pall Corp.	2,757	71,296
Parker Hannifin Corp.	2,622	185,192

		2,088,840

Insurance Brokers—0.19%
Aon Corp.	6,978	142,421
Marsh & McLennan Cos., Inc.	11,431	316,181

		458,602

Integrated Oil & Gas—4.84%
Amerada Hess Corp.	2,000	161,420
ChevronTexaco Corp.	46,773	2,481,775
ConocoPhillips	15,136	1,276,116
Exxon Mobil Corp.	142,849	7,031,028
Marathon Oil Corp.	7,570	288,493
Occidental Petroleum Corp.	8,600	480,138

		11,718,970

Integrated Telecommunication Services—2.87%
ALLTEL Corp.	6,768	371,766
AT&T Corp.	17,402	297,748
BellSouth Corp.	40,167	1,071,254
CenturyTel, Inc.	2,943	94,441
Citizens Communications Co.	7,324	98,142
Qwest Communications International Inc. (a)	39,855	136,304
SBC Communications Inc.	72,761	1,837,943
Sprint Corp.	31,896	668,221
Verizon Communications Inc.	60,790	2,376,889

		6,952,708

Internet Retail—0.59%
eBay Inc. (a)	14,514	1,416,712

Internet Software & Services—0.45%
Yahoo! Inc. (a)	29,875	1,081,176

	SHARES	MARKET VALUE
Investment Banking & Brokerage—1.85%
Bear Stearns Cos. Inc. (The)	2,262	$214,324
Charles Schwab Corp. (The)	30,022	274,701
E*TRADE Financial Corp. (a)	8,195	105,715
Goldman Sachs Group, Inc. (The)	10,679	1,050,600
Lehman Brothers Holdings Inc.	5,957	489,368
Merrill Lynch & Co., Inc.	20,628	1,112,674
Morgan Stanley	24,094	1,230,962

		4,478,344

IT Consulting & Other Services—0.03%
Unisys Corp. (a)	7,376	78,333

Leisure Products—0.14%
Brunswick Corp.	2,098	98,438
Hasbro, Inc.	3,926	69,451
Mattel, Inc.	9,093	159,218

		327,107

Life & Health Insurance—0.87%
AFLAC Inc.	11,146	399,918
Jefferson-Pilot Corp.	2,995	144,629
Lincoln National Corp.	3,863	169,199
MetLife, Inc.	16,467	631,509
Prudential Financial, Inc.	11,395	529,526
Torchmark Corp.	2,407	130,026
UnumProvident Corp.	6,492	88,681

		2,093,488

Managed Health Care—0.92%
Aetna Inc.	3,371	320,245
Anthem, Inc. (a)	3,064	246,346
CIGNA Corp.	3,019	191,586
Humana Inc. (a)	3,454	66,144
UnitedHealth Group Inc.	14,595	1,056,678
WellPoint Health Networks Inc. (a)	3,448	336,732

		2,217,731

Metal & Glass Containers—0.07%
Ball Corp.	2,470	98,429
Pactiv Corp. (a)	3,348	79,314

		177,743

Motorcycle Manufacturers—0.15%
Harley-Davidson, Inc.	6,469	372,420

Movies & Entertainment—1.74%
Time Warner Inc. (a)	100,403	1,670,706
Viacom Inc.-Class B	38,094	1,390,050
Walt Disney Co. (The)	45,125	1,138,052

		4,198,808

Multi-Line Insurance—1.69%
American International Group, Inc.	57,209	3,473,158
Hartford Financial Services Group, Inc. (The)	6,437	376,436
Loews Corp.	4,066	243,553

		4,093,147

	SHARES	MARKET VALUE
Multi-Utilities & Unregulated Power—0.74%
AES Corp. (The) (a)	14,193	$154,704
Calpine Corp. (a)	11,733	29,215
CMS Energy Corp. (a)	4,157	38,910
Constellation Energy Group	3,852	156,468
Dominion Resources, Inc.	7,257	466,770
Duke Energy Corp.	20,591	505,097
Dynegy Inc.-Class A (a)	8,363	41,230
Public Service Enterprise Group Inc.	5,179	220,574
Sempra Energy	5,089	170,685

		1,783,653

Office Electronics—0.11%
Xerox Corp. (a)	18,425	272,137

Office Services & Supplies—0.15%
Avery Dennison Corp.	2,422	147,354
Pitney Bowes Inc.	5,066	221,637

		368,991

Oil & Gas Drilling—0.25%
Nabors Industries, Ltd. (Bermuda) (a)	3,255	159,886
Noble Corp. (Cayman Islands) (a)	2,944	134,482
Rowan Cos., Inc. (a)	2,383	60,838
Transocean Inc. (Cayman Islands) (a)	7,014	247,243

		602,449

Oil & Gas Equipment & Services—0.69%
Baker Hughes Inc.	7,300	312,659
BJ Services Co.	3,526	179,826
Halliburton Co.	9,708	359,584
Schlumberger Ltd. (Netherlands)	12,966	816,080

		1,668,149

Oil & Gas Exploration & Production—0.87%
Anadarko Petroleum Corp.	5,493	370,503
Apache Corp.	7,157	362,860
Burlington Resources Inc.	8,676	360,054
Devon Energy Corp.	5,308	392,633
EOG Resources, Inc.	2,587	172,191
Kerr-McGee Corp.	3,314	196,255
Unocal Corp.	5,813	242,693

		2,097,189

Oil & Gas Refining, Marketing & Transportation—0.38%
Ashland Inc.	1,560	89,887
El Paso Corp.	14,057	125,670
Kinder Morgan, Inc.	2,702	173,928
Sunoco, Inc.	1,656	123,140
Valero Energy Corp.	5,642	242,437
Williams Cos., Inc. (The)	12,196	152,572

		907,634

	SHARES	MARKET VALUE
Other Diversified Financial Services—3.44%
Citigroup Inc.	113,749	$5,047,043
JPMorgan Chase & Co.	78,224	3,019,446
Principal Financial Group, Inc.	6,881	259,827

		8,326,316

Packaged Foods & Meats—1.11%
Campbell Soup Co.	9,014	241,936
ConAgra Foods, Inc.	11,582	305,765
General Mills, Inc.	8,347	369,355
Heinz (H.J.) Co.	7,672	278,877
Hershey Foods Corp.	5,407	274,081
Kellogg Co.	9,103	391,429
McCormick & Co., Inc.	3,011	106,680
Sara Lee Corp.	17,455	406,352
Wrigley Jr. (Wm.) Co.	4,931	322,487

		2,696,962

Paper Packaging—0.09%
Bemis Co., Inc.	2,329	61,649
Sealed Air Corp. (a)	1,863	92,293
Temple-Inland Inc.	1,223	72,304

		226,246

Paper Products—0.31%
Georgia-Pacific Corp.	5,668	196,056
International Paper Co.	10,677	411,171
MeadWestvaco Corp.	4,410	139,047

		746,274

Personal Products—0.58%
Alberto-Culver Co.	1,974	88,554
Avon Products, Inc.	10,382	410,608
Gillette Co. (The)	21,983	911,855

		1,411,017

Pharmaceuticals—6.82%
Abbott Laboratories	34,294	1,461,953
Allergan, Inc.	2,877	205,878
Bristol-Myers Squibb Co.	42,711	1,000,719
Forest Laboratories, Inc. (a)	8,106	361,528
Johnson & Johnson	65,187	3,805,617
King Pharmaceuticals, Inc. (a)	5,288	57,692
Lilly (Eli) & Co.	24,824	1,363,086
Merck & Co. Inc.	48,718	1,525,361
Mylan Laboratories Inc.	5,880	101,254
Pfizer Inc.	165,801	4,799,939
Schering-Plough Corp.	32,371	586,239
Watson Pharmaceuticals, Inc. (a)	2,367	66,347
Wyeth	29,313	1,162,260

		16,497,873

Photographic Products—0.08%
Eastman Kodak Co.	6,284	190,280

	SHARES	MARKET VALUE
Property & Casualty Insurance—1.26%
ACE Ltd. (Cayman Islands)	6,220	$236,733
Allstate Corp. (The)	15,216	731,737
Ambac Financial Group, Inc.	2,375	185,392
Chubb Corp. (The)	4,193	302,441
Cincinnati Financial Corp.	3,693	154,183
MBIA Inc.	3,160	182,838
Progressive Corp. (The)	4,387	410,404
SAFECO Corp.	2,749	127,114
St. Paul Travelers Cos., Inc. (The)	14,650	497,514
XL Capital Ltd.-Class A (Cayman Islands)	3,027	219,457

		3,047,813

Publishing—0.63%
Dow Jones & Co., Inc.	1,788	79,119
Gannett Co., Inc.	5,843	484,677
Knight-Ridder, Inc.	1,699	116,432
McGraw-Hill Cos., Inc. (The)	4,174	360,007
Meredith Corp.	1,100	53,900
New York Times Co. (The)-Class A	3,223	129,081
Tribune Co.	6,988	301,882

		1,525,098

Railroads—0.48%
Burlington Northern Santa Fe Corp.	8,157	341,044
CSX Corp.	4,693	171,295
Norfolk Southern Corp.	8,676	294,550
Union Pacific Corp.	5,676	357,418

		1,164,307

Real Estate—0.46%
Apartment Investment & Management Co.-Class A	2,051	75,251
Equity Office Properties Trust	8,868	249,368
Equity Residential	6,162	205,503
Plum Creek Timber Co., Inc.	4,016	145,741
ProLogis	3,970	154,751
Simon Property Group, Inc.	4,863	283,610

		1,114,224

Regional Banks—2.09%
AmSouth Bancorp.	7,799	205,816
BB&T Corp.	12,173	500,432
Fifth Third Bancorp	12,513	615,514
First Horizon National Corp.	2,717	117,592
Huntington Bancshares Inc.	5,030	120,469
KeyCorp	8,894	298,749
M&T Bank Corp.	2,570	264,710
Marshall & Ilsley Corp.	4,865	204,184
National City Corp.	14,552	567,091
North Fork Bancorp., Inc.	6,847	301,953
PNC Financial Services Group	6,181	323,266
Regions Financial Corp.	10,175	356,939
SouthTrust Corp.	7,308	318,410
SunTrust Banks, Inc.	7,864	553,468
Synovus Financial Corp.	6,819	185,409
Zions Bancorp.	1,970	130,355

		5,064,357

	SHARES	MARKET VALUE
Restaurants—0.71%
Darden Restaurants, Inc.	3,514	$86,093
McDonald’s Corp.	27,571	803,695
Starbucks Corp. (a)	8,727	461,484
Wendy’s International, Inc.	2,498	83,358
Yum! Brands, Inc.	6,379	277,487

		1,712,117

Semiconductor Equipment—0.39%
Applied Materials, Inc. (a)	37,289	600,353
KLA-Tencor Corp. (a)	4,304	195,961
Novellus Systems, Inc. (a)	3,134	81,202
Teradyne, Inc. (a)	4,296	71,142

		948,658

Semiconductors—2.55%
Advanced Micro Devices, Inc. (a)	7,749	130,338
Altera Corp. (a)	8,204	186,477
Analog Devices, Inc.	8,339	335,728
Applied Micro Circuits Corp. (a)	6,915	25,171
Broadcom Corp.-Class A (a)	7,071	191,271
Intel Corp.	140,861	3,135,566
Linear Technology Corp.	6,781	256,864
LSI Logic Corp. (a)	8,413	38,279
Maxim Integrated Products, Inc.	7,130	313,649
Micron Technology, Inc. (a)	13,466	164,016
National Semiconductor Corp. (a)	7,909	132,080
NVIDIA Corp. (a)	3,656	52,902
PMC-Sierra, Inc. (a)	3,888	39,891
Texas Instruments Inc.	38,010	929,345
Xilinx, Inc.	7,607	232,774

		6,164,351

Soft Drinks—1.81%
Coca-Cola Co. (The)	53,276	2,166,202
Coca-Cola Enterprises Inc.	10,303	215,436
Pepsi Bottling Group, Inc. (The)	5,544	155,454
PepsiCo, Inc.	37,197	1,844,227

		4,381,319

Specialized Finance—0.18%
CIT Group Inc.	4,628	186,971
Moody’s Corp.	3,263	253,894

		440,865

Specialty Chemicals—0.24%
Ecolab Inc.	5,640	190,914
Great Lakes Chemical Corp.	1,109	28,413
International Flavors & Fragrances Inc.	2,053	80,170
Rohm & Haas Co.	4,926	208,813
Sigma-Aldrich Corp.	1,520	84,573

		592,883

Specialty Stores—0.49%
AutoNation, Inc. (a)	5,860	100,968
AutoZone, Inc. (a)	1,813	148,322

	SHARES	MARKET VALUE
Specialty Stores-(Continued)
Bed Bath & Beyond Inc. (a)	6,586	$268,643
Boise Cascade Corp.	1,912	56,442
Office Depot, Inc. (a)	6,911	111,889
Staples, Inc.	10,902	324,225
Tiffany & Co.	3,215	94,296
Toys R Us, Inc. (a)	4,681	84,305

		1,189,090

Steel—0.13%
Allegheny Technologies, Inc.	2,129	35,788
Nucor Corp.	3,480	146,960
United States Steel Corp.	2,482	91,139
Worthington Industries, Inc.	1,895	37,616

		311,503

Systems Software—3.94%
Adobe Systems Inc.	5,264	294,942
BMC Software, Inc. (a)	4,938	93,427
Computer Associates International, Inc.	12,863	356,434
Microsoft Corp.	238,745	6,682,473
Novell, Inc. (a)	8,475	60,935
Oracle Corp. (a)	113,541	1,437,429
Symantec Corp. (a)	6,926	394,366
VERITAS Software Corp. (a)	9,478	207,379

		9,527,385

Thrifts & Mortgage Finance—1.79%
Countrywide Financial Corp.	12,363	394,751
Fannie Mae	21,242	1,490,126
Freddie Mac	15,098	1,005,527
Golden West Financial Corp.	3,345	391,097
MGIC Investment Corp.	2,158	138,781
Sovereign Bancorp, Inc.	7,509	162,570
Washington Mutual, Inc.	19,159	741,645

		4,324,497

Tires & Rubber—0.03%
Cooper Tire & Rubber Co.	1,619	31,538
Goodyear Tire & Rubber Co. (The) (a)	3,844	38,748

		70,286

Tobacco—1.06%
Altria Group, Inc.	45,063	2,183,753
Reynolds American Inc.	3,264	224,759
UST Inc.	3,636	149,658

		2,558,170

Trading Companies & Distributors—0.05%
W.W. Grainger, Inc.	2,001	117,239

Wireless Telecommunication Services—0.27%
Nextel Communications, Inc.-Class A (a)	24,451	647,707

Total Common Stocks & Other Equity Interests (Cost $217,040,606)		231,148,366

	PRINCIPAL AMOUNT		MARKET VALUE
U.S. Treasury Bills—0.41%
1.61%, 12/16/04 (Cost $997,892) (b)	$1,000,000	(c)	$997,892

Repurchase Agreement—4.02%
State Street Bank & Trust Co., 1.73%, 11/01/04, (Cost $9,730,182) (d)	9,730,182		9,730,182

TOTAL INVESTMENTS—100.00% (Cost $227,768,680)			$241,876,440

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 2.
(c)	Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Repurchase agreement entered into October 29, 2004 with a maturing value of $9,731,585. Collateralized by a $9,915,000 U.S. Government obligation, 2.18% due 01/30/06 with an aggregate market value at October 31, 2004 of $9,929,357.

See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings

October 31, 2004

(Unaudited)

Note 1 – Significant Accounting Policies

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

A.	Security Valuations-(Continued)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

D.	Futures Contracts – The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

Note 2 – Futures Contracts

On October 31, 2004, $1,000,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts at Period End

Contract	No. of Contracts	Month/ Commitment	Market Value	Unrealized Appreciation
S&P 500 Index	38	Dec-04/Long	$10,737,850	$282,253

Note 3 – Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $1,648,407 and $1,822,058, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$32,736,852
Aggregate unrealized (depreciation) of investment securities	(25,266,604)

Net unrealized appreciation of investment securities	$7,470,248

Cost of investments for tax purposes is $234,406,192.

AIM Small Company Growth Fund

Quarterly Schedule of Portfolio Holdings • October 31, 2004

Effective October 15, 2004, INVESCO Small Company Growth Fund

was renamed AIM Small Company Growth Fund

AIMinvestments.com	I-SCG-QTR-1 10/04	A I M Advisors, Inc.

Schedule of Investments

October 31, 2004

(Unaudited)

	Shares	Market Value
Common Stocks & Other Equity
Interests—85.63%
Airlines—0.93%
AirTran Holdings, Inc. (a)	200,000	$2,324,000
JetBlue Airways Corp. (a)	150,000	3,307,500

		5,631,500

Apparel Retail—2.34%
Aeropostale, Inc. (a)(b)	175,000	5,521,250
AnnTaylor Stores Corp. (a)	150,000	3,369,000
Pacific Sunwear of California, Inc. (a)(b)	226,900	5,318,536

		14,208,786

Apparel, Accessories & Luxury Goods—0.45%
Quiksilver, Inc. (a)(c)	100,000	2,725,000

Application Software—5.16%
Agile Software Corp. (a)	86,200	736,148
Altiris, Inc. (a)	125,000	3,399,375
Catapult Communications Corp. (a)	106,400	2,613,184
CCC Information Services Group Inc. (a)(c)	160,000	2,931,200
Henry (Jack) & Associates, Inc.	275,000	5,126,000
Hyperion Solutions Corp. (a)(c)	60,000	2,407,800
Intervoice, Inc. (a)(c)	285,500	3,534,490
Open Solutions Inc. (a)	134,500	3,788,192
Sonic Solutions (a)(c)	180,000	3,573,000
Synopsys, Inc. (a)	200,000	3,248,000

		31,357,389

Asset Management & Custody Banks—3.77%
Affiliated Managers Group, Inc. (a)(c)	141,300	7,890,192
Investors Financial Services Corp.	250,000	9,622,500
National Financial Partners Corp.	175,000	5,379,500

		22,892,192

Biotechnology—5.06%
Alnylam Pharmaceuticals Inc. (a)(c)	11,000	57,321
Amylin Pharmaceuticals, Inc. (a)(c)	200,000	4,260,000
Digene Corp. (a)	195,000	4,904,250
Eyetech Pharmaceuticals Inc. (a)	110,000	4,668,400
Gen-Probe Inc. (a)(c)	70,000	2,452,800
Incyte Corp. (a)	200,000	2,080,000
Ligand Pharmaceuticals Inc.-Class B (a)	100,000	891,500
Nabi Biopharmaceuticals (a)	208,600	2,889,110
OSI Pharmaceuticals, Inc. (a)(c)	50,000	3,249,000

F-1

	Shares	Market Value
Biotechnology—(Continued)
QLT Inc. (Canada) (a)(c)	175,000	$2,913,750
Rigel Pharmaceuticals, Inc. (a)	98,800	2,371,200

		30,737,331

Broadcasting & Cable TV—0.91%
Radio One, Inc.-Class D (a)(c)	375,000	5,508,750

Casinos & Gaming—1.17%
Scientific Games Corp.-Class A (a)	180,000	3,812,400
Station Casinos, Inc.	64,600	3,291,370

		7,103,770

Catalog Retail—0.61%
Insight Enterprises, Inc. (a)	200,000	3,711,000

Communications Equipment—1.65%
ADTRAN, Inc.	71,900	1,553,040
Andrew Corp. (a)	275,000	3,844,500
Tekelec (a)(c)	207,900	4,640,328

		10,037,868

Computer Storage & Peripherals—1.54%
Applied Films Corp. (a)	200,000	4,638,000
Avid Technology, Inc. (a)	50,000	2,649,000
Novatel Wireless, Inc. (a)(c)	100,000	2,075,000

		9,362,000

Construction & Engineering—0.53%
Chicago Bridge & Iron Co. N.V.-New York Shares (Netherlands)	104,500	3,234,275

Construction & Farm Machinery & Heavy Trucks—2.97%
Bucyrus International, Inc.-Class A	100,000	3,000,000
Joy Global Inc. (c)	149,700	5,058,363
Oshkosh Truck Corp. (c)	74,600	4,393,940
Wabash National Corp. (a)	228,700	5,621,446

		18,073,749

Data Processing & Outsourced Services—1.21%
Ceridian Corp. (a)	425,000	7,331,250

Distributors—0.46%
Source Interlink Cos., Inc. (a)	280,000	2,822,400

Diversified Commercial Services—1.86%
Corporate Executive Board Co. (The) (b)	55,000	3,500,750
Jackson Hewitt Tax Service Inc.	225,000	4,725,000
Navigant Consulting, Inc. (a)	125,000	3,108,750

		11,334,500

F-2

	Shares	Market Value
Electrical Components & Equipment—2.27%
EnerSys (a)	525,000	$6,930,000
Power-One, Inc. (a)(c)	547,300	3,842,046
Ultralife Batteries, Inc. (a)(c)	275,000	3,036,000

		13,808,046

Electronic Equipment Manufacturers—2.71%
Aeroflex Inc. (a)(c)	704,060	7,815,066
Lipman Electronic Engineering Ltd. (Israel)	150,000	3,573,000
Metrologic Instruments, Inc. (a)(c)	125,000	2,331,250
Photon Dynamics, Inc. (a)	150,000	2,745,000

		16,464,316

Electronic Manufacturing Services—0.44%
Staktek Holdings Inc. (a)	750,000	2,662,500

Employment Services—2.10%
Heidrick & Struggles International, Inc. (a)(c)	103,150	2,953,700
Labor Ready, Inc. (a)(c)	350,000	5,022,500
Resources Connection, Inc. (a)(c)	114,360	4,800,833

		12,777,033

Environmental Services—0.71%
Stericycle, Inc. (a)	95,000	4,306,350

Food Distributors—0.73%
Central European Distribution Corp. (a)(c)	175,000	4,429,250

General Merchandise Stores—0.59%
Tuesday Morning Corp. (a)(c)	110,000	3,590,400

Health Care Distributors—0.34%
Andrx Corp. (a)	94,600	2,047,144

Health Care Equipment—2.86%
Cytyc Corp. (a)	114,000	2,974,260
IntraLase Corp. (a)	151,100	2,905,653
PerkinElmer, Inc.	225,000	4,621,500
Respironics, Inc. (a)	77,600	3,964,584
Wright Medical Group, Inc. (a)	113,000	2,918,790

		17,384,787

Health Care Facilities—2.80%
Community Health Systems Inc. (a)	225,000	6,034,500
Kindred Healthcare, Inc. (a)	125,000	3,012,500
Triad Hospitals, Inc. (a)	135,000	4,459,050
United Surgical Partners International, Inc. (a)(c)	100,000	3,501,000

		17,007,050

F-3

	Shares	Market Value
Health Care Services—3.38%
Accredo Health, Inc. (a)	175,000	$4,030,250
Advisory Board Co. (The) (a)	65,000	2,117,700
Covance Inc. (a)	71,000	2,820,120
DaVita, Inc. (a)(c)	161,500	4,783,630
HealthExtras, Inc. (a)(c)	163,327	2,330,676
Psychiatric Solutions, Inc. (a)	175,000	4,453,750

		20,536,126

Health Care Supplies—0.64%
Advanced Medical Optics, Inc. (a)(c)	100,000	3,910,000

Hotels, Resorts & Cruise Lines—0.42%
Kerzner International Ltd. (Bahamas) (a)(c)	50,000	2,536,000

Household Appliances—0.77%
Blount International, Inc. (a)	325,000	4,699,500

Housewares & Specialties—0.85%
Jarden Corp. (a)	146,500	5,145,080

Industrial Gases—1.01%
Airgas, Inc.	250,000	6,150,000

Industrial Machinery—2.03%
IDEX Corp. (c)	158,050	5,832,045
Kennametal Inc.	121,000	5,630,130
Nordson Corp.	25,300	886,006

		12,348,181

Internet Software & Services—2.53%
CyberSource Corp. (a)	575,000	3,760,500
Digital Insight Corp. (a)	175,000	2,740,500
Digitas Inc. (a)	450,000	4,050,000
j2 Global Communications, Inc. (a)(c)	100,000	3,015,000
Websense, Inc. (a)	45,000	1,825,650

		15,391,650

Investment Banking & Brokerage—1.95%
Knight Trading Group, Inc.-Class A (a)(c)	606,400	6,300,496
Raymond James Financial, Inc.	212,100	5,535,810

		11,836,306

IT Consulting & Other Services—1.62%
MPS Group, Inc. (a)	424,200	4,466,826
TNS Inc. (a)(c)	275,000	5,379,000

		9,845,826

Leisure Facilities—0.82%
Speedway Motorsports, Inc.	150,000	4,965,000

F-4

	Shares	Market Value
Managed Health Care—0.51%
Sierra Health Services, Inc. (a)	65,000	$3,101,800

Oil & Gas Exploration & Production—0.83%
Spinnaker Exploration Co. (a)	157,300	5,021,016

Paper Products—0.45%
Bowater Inc.	75,000	2,763,000

Pharmaceuticals—3.42%
Bone Care International, Inc. (a)	141,000	3,238,065
Endo Pharmaceuticals Holdings Inc. (a)(c)	140,000	3,052,000
Eon Labs, Inc. (a)(c)	150,600	3,706,266
MGI Pharma, Inc. (a)	195,000	5,200,650
Salix Pharmaceuticals, Ltd. (a)(c)	182,819	2,930,589
Valeant Pharmaceuticals International (c)	112,000	2,688,000

		20,815,570

Property & Casualty Insurance—0.70%
United National Group, Ltd.-Class A (Cayman Islands) (a)	275,000	4,265,250

Real Estate Management & Development—0.60%
CB Richard Ellis Group, Inc.-Class A (a)	140,100	3,628,590

Regional Banks—1.11%
PrivateBancorp, Inc.	100,000	3,235,000
Southwest Bancorp. of Texas, Inc.	150,000	3,516,000

		6,751,000

Restaurants—2.65%
Brinker International, Inc. (a)	225,000	7,267,500
Landry’s Restaurants, Inc.	75,000	2,031,000
Ruby Tuesday, Inc.	275,000	6,792,500

		16,091,000

Semiconductor Equipment—2.73%
August Technology Corp. (a)(c)	625,000	4,871,875
FormFactor Inc. (a)(c)	150,000	3,517,500
MKS Instruments, Inc. (a)	300,000	4,746,000
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	3,461,000

		16,596,375

Semiconductors—5.22%
AMIS Holdings, Inc. (a)	338,400	5,143,680
Integrated Device Technology, Inc. (a)	350,000	4,137,000
Integrated Silicon Solution, Inc. (a)(c)	325,000	2,440,750
Microsemi Corp. (a)(c)	325,100	5,052,054
RF Micro Devices, Inc. (a)	450,000	2,929,500
Semtech Corp. (a)	200,000	4,176,000
Silicon Laboratories Inc. (a)(c)	128,100	3,839,157

F-5

	Shares	Market Value
Semiconductors—(Continued)
Vitesse Semiconductor Corp. (a)	1,000,000	$2,720,000
Zoran Corp. (a)	125,000	1,261,250

		31,699,391

Specialized Finance—0.98%
Primus Guaranty, Ltd. (Bermuda) (a)(c)	453,300	5,960,895

Specialty Stores—1.90%
Advance Auto Parts, Inc. (a)(c)	18,300	715,896
Bombay Co., Inc. (The) (a)	250,000	1,400,000
Gander Mountain Co. (a)(c)	175,000	3,404,625
Linens ‘n Things, Inc. (a)	250,000	6,020,000

		11,540,521

Steel—0.55%
Allegheny Technologies, Inc.	200,000	3,362,000

Trucking—1.79%
Overnite Corp.	150,900	4,883,124
Sirva Inc. (a)	250,000	6,000,000

		10,883,124

Total Common Stocks & Other Equity Interests (Cost $483,931,976)		520,391,837

Money Market Funds—6.72%
Premier Portfolio (Cost $40,814,757) (d)	40,814,757	40,814,757

TOTAL INVESTMENTS—92.35% (excluding investments purchased with cash collateral from securities loaned) (Cost $524,746,733)		561,206,594

Investments Purchased with Cash Collateral from Securities Loaned
Money Market Funds—7.65%
Premier Portfolio (d)(e)	46,470,613	46,470,613

Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $46,470,613)		46,470,613

TOTAL INVESTMENTS—100.00% (Cost $571,217,346)		$607,677,207

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	A portion of this security is subject to call options written. See Note 1C and Note 4.
(c)	All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.

F-6

Notes to Schedule of Investments (Continued):

(d)	The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer’s Money Market Reserve Fund was renamed Premier Portfolio. See Note 2.
(e)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

F-7

Notes to Quarterly Schedule of Portfolio Holdings

October 31, 2004

(Unaudited)

NOTE 1 – Significant Accounting Policies

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

F-8

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Covered Call Options – The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2 – Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended October 31, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 07/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 10/31/04	Dividend Income	Realized Gain (Loss)
Premier Portfolio	$3,265,874	$117,652,515	$(80,103,632)	$—	$40,814,757	$99,775	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 07/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 10/31/04	Dividend Income *	Realized Gain (Loss)
Premier Portfolio	$20,058,609	$93,164,301	$(66,752,297)	$—	$46,470,613	$31,853	$—

Total	$23,324,483	$210,816,816	$(146,855,929)	$—	$87,285,370	$131,628	$—

*	Dividend income is net of income rebate paid to securities lending counterparties.

F-9

NOTE 3 – Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At October 31, 2004, securities with an aggregate value of $44,685,803 were on loan to brokers. The loans were secured by cash collateral of $46,470,613 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $31,853 for securities lending transactions.

NOTE 4 – Option Contracts Written

Transactions During the Period

	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	1,489	90,986

End of period	1,489	$90,986

Open Options Written at Period End

	Contract Month	Strike Price	Number of Contracts	Premiums Received	October 31, 2004 Market Value	Unrealized Appreciation (Depreciation)
Calls
Aeropostale, Inc.	Dec-04	$35.0	346	$25,327	$27,680	$(2,353)
Corporate Executive Board Co. (The)	Dec-04	65.0	143	23,880	24,310	(430)
Pacific Sunwear of California, Inc.	Dec-04	25.0	1,000	41,779	55,000	(13,221)

Total outstanding options written			1,489	$90,986	$106,990	$(16,004)

NOTE 5 – Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended October 31, 2004 was $334,217,868 and $446,598,445, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$51,647,261
Aggregate unrealized (depreciation) of investment securities	(17,855,687)

Net unrealized appreciation of investment securities	$33,791,574

Cost of investments for tax purposes is $573,885,633.

F-10

Item 2. Controls and Procedures.

(a)	As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PFO and PEO, concluded that, as of December 16, 2004, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer (“Registrant CCO”) who reports to the Registrant’s Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. (“AIM”), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee (“DCC”) for the Registrant, which reports to the Registrant’s PEO and PFO. The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM STOCK FUNDS

By:	/s/ ROBERT H. GRAHAM
Robert H. Graham
Principal Executive Officer

Date:	December 22, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT H. GRAHAM
Robert H. Graham
Principal Executive Officer

Date:	December 22, 2004

By:	/s/ SIDNEY M. DILGREN
Sidney M. Dilgren
Principal Financial Officer

Date:	December 22, 2004

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.